Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2020 - Summary of foreign exchange rates (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	0.8149	0.8902	0.8738
Average foreign exchange rate	0.8762	0.8932	0.8468